Shareholders' Equity - Share-based payments (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Issued shares for share-based payments exercised		19,449,259	10,857,264
Convertible loans		€ (39)	€ (562)	€ 96,193
Share-based payment awards		22,805	27,380	53,350
Subscribed capital
Shareholders' Equity
Convertible loans	€ 2,464	1,471	1,303	2,464
Share premium
Shareholders' Equity
Convertible loans	127,813	0	207	127,813
Other capital reserves
Shareholders' Equity
Convertible loans	€ (34,084)	(1,510)	(2,072)	(34,084)
Increase Decrease Through Conversion Of Convertible Instruments Excluding Tax Obligations		1,179	1,227
Increase Decrease Through Conversion Of Convertible Instruments, Tax Obligations		331	845
Share-based payment awards		€ 22,805	€ 27,380	€ 53,350